Capital Stock and Long-term Retention Plan - Long-Term Retention Plan (Details) $ / shares in Units, EquityInstruments in Thousands, $ in Thousands, shares in Millions		3 Months Ended	12 Months Ended
	Apr. 02, 2013	Dec. 31, 2019 EquityInstruments MXN ($)	Dec. 31, 2019 EquityInstruments MXN ($) $ / shares	Dec. 31, 2018 MXN ($) EquityInstruments	Dec. 31, 2017 EquityInstruments MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 shares
Share based payment arrangements
Cash contributions to the trust held for Long-Term Retention Plan | $				$ 1,100,000
Long-Term Retention Plan
Share based payment arrangements
Maximum percentage of capital granted annually in CPOs	1.50%
Shares sold in open market | shares							32.0
Shares vested | $		4,745,300
Number of other equity instruments forfeited in share-based payment arrangement | $		9,490,500
Retention Plan Trust
Share based payment arrangements
Percentage of CPOs or its equivalents held in the form of CPO by trust			67.00%
Percentage of CPOs or its equivalents held in the form other than CPO by trust			33.00%
Number reserved for future vesting | shares							132.6
Vesting price (in pesos per CPO) | $ / shares			$ 36.52
Number of CPOs owned by trust for employees | shares							0.8
CPOs | Long-Term Retention Plan
Share based payment arrangements
Shares outstanding | EquityInstruments		243,472	243,472	179,051	157,915
Shares vested | EquityInstruments			3,107	6,897
Number of other equity instruments forfeited in share-based payment arrangement | EquityInstruments			5,030	4,467
CPOs | Retention Plan Trust
Share based payment arrangements
Shares outstanding		132,500	132,500			132,500
Shares vested			32,300	34,300	42,500
Minimum | Long-Term Retention Plan
Share based payment arrangements
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term		2 years
Minimum | Retention Plan Trust
Share based payment arrangements
Vesting price (in pesos per CPO) | $ / shares			$ 90.59
Maximum | Long-Term Retention Plan
Share based payment arrangements
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term		3 years
Maximum | Retention Plan Trust
Share based payment arrangements
Vesting price (in pesos per CPO) | $ / shares			$ 38.36